NOTE 2: GOING CONCERN (Details) - SDA Mill, Audited - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2016
Accumulated deficit	$ (5,639,635)	$ (4,886,751)
Net loss	$ (752,884)	$ (812,793)